Annual Fund Operating Expenses - SA Janus Focused Growth Portfolio	May 01, 2021
Class 1
Operating Expenses:
Management Fees	0.85%
Service (12b-1) Fees	none
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.88%
Fee Waivers and/or Expense Reimbursements	0.10%	[1]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.78%	[1]
Class 2
Operating Expenses:
Management Fees	0.85%
Service (12b-1) Fees	0.15%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	1.03%
Fee Waivers and/or Expense Reimbursements	0.10%	[1]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.93%	[1]
Class 3
Operating Expenses:
Management Fees	0.85%
Service (12b-1) Fees	0.25%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	1.13%
Fee Waivers and/or Expense Reimbursements	0.10%	[1]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.03%	[1]

[1]	Pursuant to an Advisory Fee Waiver Agreement, effective through April 30, 2022, SunAmerica Asset Management, LLC (“SunAmerica”) is contractually obligated to waive its advisory fee with respect to the Portfolio so that the advisory fee payable by the Portfolio to SunAmerica is equal to 0.75% of average daily net assets. This agreement may only be terminated by the Board of Trustees of SunAmerica Series Trust (the “Trust”), including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.